Commitments, Contingencies, and Concentration Risk - Major Vendor Concentration (Details)	9 Months Ended
Sep. 30, 2024
Accounts payable and accrued liabilities | Major Vendor Concentration Risk | One vendor
Commitments, Contingencies, and Concentration Risk
Concentration risk percentage (in %)	29.00%